CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021 [1]
Non-current assets
Property, plant and equipment	$ 2,075,441	$ 1,714,261
Right of use assets	963,993	520,651
Goodwill	760,328	779,896
Other intangible assets	1,053,296	845,729
Fair value through other comprehensive income financial assets	10	11
Deferred income tax assets	78,394	11,064
Derivative financial instrument assets	6,121	165,100
Trade and other receivables	130,347	75,054
Non-current assets	5,067,930	4,111,766
Current assets
Inventories	74,216	42,021
Income tax receivable	1,174	128
Trade and other receivables	663,467	471,753
Cash and cash equivalents	514,078	916,488
Current assets	1,252,935	1,430,390
Total assets	6,320,865	5,542,156
Current liabilities
Trade and other payables	669,149	499,432
Provisions for other liabilities and charges	483	343
Derivative financial instrument liabilities	1,393	3,771
Income tax payable	70,008	68,834
Borrowings	438,114	207,619
Lease liabilities	87,240	50,560
Current liabilities	1,266,387	830,559
Non-current liabilities
Trade and other payables	1,459	312
Borrowings	2,906,288	2,401,471
Lease liabilities	517,289	325,541
Provisions for other liabilities and charges	84,533	71,598
Deferred income tax liabilities	186,261	169,119
Non-current liabilities	3,695,830	2,968,041
Total liabilities	4,962,217	3,798,600
EQUITY
Stated capital	5,311,953	5,223,484
Accumulated losses	(3,319,083)	(2,860,205)
Other reserves	(861,422)	(842,911)
Equity attributable to owners of the Company	1,131,448	1,520,368
Non-controlling interest	227,200	223,188
Total equity	1,358,648	1,743,556
Total liabilities and equity	$ 6,320,865	$ 5,542,156

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).